Subsequent Events (Details) - USD ($)					1 Months Ended		9 Months Ended	11 Months Ended
	Oct. 17, 2023	Oct. 04, 2023	Mar. 06, 2023	Jan. 03, 2023	Mar. 22, 2023	Feb. 28, 2023	Sep. 30, 2023	Dec. 31, 2021	Oct. 18, 2023	Oct. 16, 2023	Mar. 23, 2023	Dec. 31, 2022	Oct. 29, 2022	Oct. 28, 2022
Subsequent Events (Details) [Line Items]
Deferred underwriting							$ 5,635,000	$ 8,050,000		$ 4,135,000		$ 8,050,000
Recycle shares price (in Dollars per share)							$ 7.5
Working capital expenses		$ 650,000
Shares issued (in Shares)													28,750,000	28,750,000
Value per share (in Dollars per share)							$ 0.0001							$ 0.0001
Aggregate purchase price							$ 3,500,000	$ 25,000
Initial shares (in Shares)							50,000
Aggregate price							$ 3,000,000
Deferred cash										1,500,000
Additional capital									$ 10,000,000
Share purchase (in Shares)													28,750,000	28,750,000
Initial price percentage							1.00%
Unpaid principle amount	$ 1,200,000
Class A Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Shares issued (in Shares)		0.9											23,000,000	23,000,000
Value per share (in Dollars per share)							$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001		$ 0.0001
Share purchase (in Shares)									206,000				23,000,000	17,514,839
Class B Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Shares issued (in Shares)							5,750,000	5,750,000				5,750,000		5,750,000
Cancellation shares (in Shares)		585,000
Value per share (in Dollars per share)		$ 0.0001					$ 0.0001	$ 0.0001				$ 0.0001		$ 0.0001
Share purchase (in Shares)							5,750,000	5,750,000				5,750,000	5,750,000	5,750,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Company drew additional			$ 150,000	$ 98,316	$ 50,000	$ 225,000
Extension loan				$ 294,947
Deferred underwriting											$ 5,635,000
Available funds					25,000,000
Cash					25,000,000
Deferred discount					$ 2,000,000
Equityholders (in Shares)					7,500,000
Subsequent Event [Member] | Class A Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Purchase share					$ 2,457,892
Subsequent Event [Member] | NASDAQ [Member]
Subsequent Events (Details) [Line Items]
Weighted average closing share (in Shares)					1
Recycle shares price (in Dollars per share)					$ 20
Subsequent Event [Member] | NASDAQ [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Weighted average closing share (in Shares)					1
Recycle shares price (in Dollars per share)					$ 15
Subsequent Event [Member] | NASDAQ [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Weighted average closing share (in Shares)					1
Recycle shares price (in Dollars per share)					$ 25
Jefferies [Member]
Subsequent Events (Details) [Line Items]
Deferred underwriting										5,635,000
Deferred cash										2,000,000
Jefferies [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Cash					$ 3,635,000
Second Underwriting Agreement [Member]
Subsequent Events (Details) [Line Items]
Deferred cash										$ 1,500,000
PCCT [Member] | Class A Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Share purchase (in Shares)							45,000